Concentrations Accounts Receivable (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Concentrations Accounts Receivable Details
Concentrations Accounts Receivable Customer A	75.74%	37.30%
Concentrations Accounts Receivable Customer B	5.31%	14.01%
Concentrations Accounts Receivable Customer C	5.24%	27.49%
Concentrations Accounts Receivable Customer D	4.12%	7.18%
Concentrations Accounts Receivable Customer E	3.18%	0.00%
Concentrations Accounts Receivable Customer F	3.00%	0.00%